Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Corporate tax rate	21.00%	21.00%		21.00%
ADOMANI, INC. [Member]
Corporate tax rate		21.00%	21.00%	21.00%